S000077383 [Member] Average Annual Total Returns		12 Months Ended	22 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
J.P. Morgan EMBI Global Diversified Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.54%	9.28%
J.P. Morgan EM Sovereign and Corporate Credit Core Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.85%	8.63%
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	8.45%
Performance Inception Date			Feb. 22, 2023
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.67%	5.66%
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.72%	5.26%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.